Cover Cover	Oct. 21, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2021
Entity Registrant Name	IVERIC bio, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36080
Entity Tax Identification Number	20-8185347
Entity Address, Address Line One	Five Penn Plaza
Entity Address, Address Line Two	Suite 2372
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	845-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ISEE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001410939
Amendment Flag	false